Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.6%
China - 7.1%
2,552,301	AIA Group, Ltd.	31,231,922
569,173	Tencent Holdings, Ltd.	45,424,306
		76,656,228
France - 3.6%
285,697	Safran SA*	38,862,791
Germany - 5.5%
344,254	CTS Eventim AG & Co. KGaA*	19,991,738
238,120	Deutsche Boerse AG	39,568,281
		59,560,019
India - 3.0%
1,561,537	HDFC Bank, Ltd.*	31,964,261
Indonesia - 2.6%
94,247,037	Bank Rakyat Indonesia Persero	28,593,073
Netherlands - 2.5%
305,533	Wolters Kluwer NV	26,537,121
Sweden - 2.6%
543,286	Atlas Copco AB	28,314,673
Switzerland - 5.0%
102,489	Roche Holding AG	33,200,636
74,109	Schindler Holding AG	21,263,810
		54,464,446
Taiwan - 4.1%
378,666	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,788,615
United Kingdom - 2.8%
550,473	Unilever PLC	30,716,440

United States - 59.8%
Communication Services - 7.8%
25,798	Alphabet, Inc. - Class C*	53,366,517
230,082	Electronic Arts, Inc.	31,146,200
		84,512,717
Consumer Discretionary - 4.6%
12,322	Booking Holdings, Inc.*	28,708,288
318,284	TJX Companies, Inc.	21,054,487
		49,762,775
Consumer Staples - 5.4%
326,119	Brown-Forman Corp.	22,492,427
123,996	Estee Lauder Companies, Inc.	36,064,237
		58,556,664
Financials - 2.9%
477,270	Charles Schwab Corp.	31,108,459
Health Care - 2.8%
360,485	Edwards Lifesciences Corp.*	30,150,965
Information Technology - 31.7%
35,224	Adobe, Inc.*	16,744,433
377	Aspen Technology, Inc.*	54,412
87,952	Autodesk, Inc.*	24,375,897
33,742	Fair Isaac Corp.*	16,400,299
77,620	Intuit, Inc.	29,733,117
643,435	Marvell Technology Group, Ltd.	31,515,446
160,734	MasterCard, Inc.	57,229,341
434,390	Microsoft Corp.	102,416,130
307,328	Visa, Inc.	65,070,557
		343,539,632
Materials - 4.6%
95,451	Ecolab, Inc.	20,433,196
39,610	Sherwin-Williams Co.	29,232,576
		49,665,772
Total United States		647,296,984
Total Common Stocks (Cost $768,280,287)		1,067,754,651

Short-Term Investments - 0.8%
Money Market Funds - 0.8%
8,624,693	First American Government Obligations Fund - Class Z, 0.03%#	8,624,693
Total Short-Term Investments (Cost $8,624,693)		8,624,693
Total Investments - 99.4% (Cost $776,904,980)		1,076,379,344
Other Assets in Excess of Liabilities - 0.6%		6,714,684
NET ASSETS - 100.0%		$1,083,094,028

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$692,085,599	$375,669,052	$-
Short-Term Investments	8,624,693	-	-
Total Investments	$700,710,292	$375,669,052	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.